Borrowings and Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Borrowings and Derivative Liabilities [Abstract]
Schedule of Borrowings and Derivative Liabilities

The Company’s borrowings and derivative liabilities consist of the following (in thousands):

	As of
	September 28,	December 29,
	2025	2024
12.0% senior unsecured convertible notes
July 2024 Notes	$36,998	$17,965
July 2024 Notes derivative liability	21,664	13,563
July 2024 Notes – related parties	8,155	24,632
July 2024 derivative liability – related parties	13,940	21,127
July 2025 Note – related party	1,373	—
July 2025 Note – derivative liability – related party	3,468	—

7.0% senior unsecured convertible notes
September 2024 Notes	15,750	5,636
September 2024 Notes derivative liability	53,301	55,474
September 2024 Notes – related party	1,714	476
September 2024 Notes – derivative liability – related party	5,922	6,958
September 2025 Notes	4,218	—
September 2025 Notes derivative liability	16,274	—

Note payable to Seller – related party	20,000	—
Loan with related party	1,500	1,500
Total notes payable	204,277	147,331
Less current portion	(21,500)	(1,500)
Notes payable and convertible notes, net of current portion	$182,777	$145,831

As classified in the unaudited condensed consolidated balance sheets
Notes payable to related parties	21,500	1,500
Notes payable and derivative liabilities	148,205	92,638
Notes payable and derivative liabilities with related parties, net of current portion	34,572	53,193
Total notes payable	$204,277	$147,331

The Company’s borrowings and derivative liabilities consisted of the following (in thousands):

	As of
	December 29,	December 31,
	2024	2023
12% Notes	$17,965	$-
12% Notes derivative liability	13,563	-
12% Notes - related parties	24,632	-
July 2024 derivative liability - related parties	21,127	-
7% Notes	5,636	-
7% Notes derivative liability	55,474	-
7% Notes - related party	476	-
7% Notes - derivative liability - related party	6,958	-
2018 Bridge Notes	-	11,031
Revolver Loan	1,500	5,168
Secured Credit Facility	-	12,158
Polar Settlement Agreement	-	300
Total Notes payable	147,331	28,657
Debt in CS Solis	-	33,280
Total notes payable and convertible notes, net	-	61,937
Less current portion	(1,500)	(61,937)
Notes payable and convertible notes, net of current portion	$145,831	$-

Schedule of Fair Value of the Derivative Liability

The carrying amount of the convertible July 2024 Notes, inclusive of the fair value of the derivative liabilities was as follows (in thousands):

	As of
	September 28,	December 29,
	2025	2024
July 2024 Notes	$69,876	$70,348
July 2024 Notes derivative liability	35,604	34,690
Less Unamortized debt discount	(24,723)	(27,751)
Total carrying amount of July 2024 Notes	$80,757	$77,287

The carrying amount of the convertible July 2025 Note, inclusive of the fair value of the derivative liabilities was as follows (in thousands):

	As of
	September 28,	December 29,
	2025	2024
July 2025 Note – related party	$5,000	$—
July 2025 Note derivative liability – related party	3,468	—
Less Unamortized debt discount	(3,627)	—
Total carrying amount of July 2025 Note – related party	$4,841	$—

The carrying amount of the convertible September 2024 Notes, inclusive of the fair value of the derivative liabilities was as follows (in thousands):

	As of
	September 28,	December 29,
	2025	2024
September 2024 Notes	$80,000	$79,800
September 2024 Notes derivative liability	59,223	62,432
Less Unamortized debt discount	(62,536)	(73,688)
Total carrying amount of September 2024 Notes and derivative liabilities	$76,687	$68,544

The carrying amount of the convertible September 2025 Notes, inclusive of the fair value of the derivative liabilities was as follows (in thousands):

	As of
	September 28,	December 29,
	2025	2024
September 2025 Notes	$22,000	$—
September 2025 Notes derivative liability	16,274	—
Less Unamortized debt discount	(17,782)	—
Total carrying amount of September 2025 Notes and derivative liabilities	$20,492	$—

Schedule of Contingent Interest Payable

Contingent interest payable upon default and included in the July 2024 Notes was as follows (in thousands):

	As of
	September 28,	December 29,
	2025	2024
Contingent interest payable	$2,359	$1,255
Contingent interest payable – related parties	—	1,575
Total contingent interest payable	$2,359	$2,830

Schedule of Interest Expense and Amortization of Debt Discount Cost

Interest expense and amortization of debt discount cost were as follows (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 28, 2025	September 29, 2024	September 28, 2025	September 29, 2024
Interest expense	$1,410	$849	$4,182	$849
Amortization of debt discount	1,072	864	3,028	864
Total	$2,482	$1,713	$7,210	$1,713

Related parties’ portion of interest expense and amortization of debt discount included in the above amounts
Interest expense — related parties	$550	$546	$1,932	$546
Amortization of debt discount — related parties	421	526	1,391	526
Total — related parties	$971	$1,072	$3,323	$1,072

Interest expense and amortization of debt discount cost, all of which was with a related party were as follows (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 28, 2025	September 29, 2024	September 28, 2025	September 29, 2024
Interest expense – related party	$138	$—	$138	$—
Amortization of debt discount – related party	53	—	53	—
Total – related party	$191	$—	$191	$—

Interest expense and amortization of debt discount cost were as follows (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 28, 2025	September 29, 2024	September 28, 2025	September 29, 2024
Interest expense	$1,431	$52	$4,253	$52
Amortization of debt discount	3,790	454	11,152	454
Total	$5,221	$506	$15,405	$506

Related parties’ portion of interest expense and amortization of debt discount included in the above amounts
Interest expense – related parties	$143	$6	$425	$6
Amortization of debt discount – related parties	422	54	1,253	54
Total – related parties	$565	$60	$1,678	$60

Interest expense and amortization of debt discount cost were as follows (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 28, 2025	September 29, 2024	September 28, 2025	September 29, 2024
Interest expense	$34	$—	$34	$—
Amortization of debt discount	26	—	26	—
Total	$60	$—	$60	$—